Income Taxes (Details) - Schedule of the net deferred tax asset - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of the net deferred tax asset [Abstract]
Net operating loss carryforward	$ 1,335,867	$ 862,528
Total deferred tax asset before valuation allowance	1,335,867	862,528
Valuation allowance	(1,335,867)	(862,528)
Net deferred tax asset